Offerings	Apr. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	6.00% Series A Mandatory Convertible Preferred Stock, $0.0001 par value per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	100
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)
Represents up to 8,750,000 shares of the Registrant’s 6.00% Series A Mandatory Convertible Preferred Stock, $0.0001 par value per share, (the “Mandatory Convertible Preferred Stock”), including 1,250,000 shares issuable upon exercise of the underwriters’ option to purchase additional shares of Mandatory Convertible Preferred Stock from the registrant solely to cover over-allotments, if any. The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended, (the “Securities Act”) and paid in accordance with Rule 456(b) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(2)
Includes (i) 12,224,000 shares of the Registrant’s Class A common stock, $0.0001 par value per share, (the “Common Stock”) issuable upon conversion of 10,000,000 shares of Mandatory Convertible Preferred Stock at the initial maximum conversion rate of 1.2224 shares of Common Stock per share of Mandatory Convertible Preferred Stock; and (ii) up to 18,493,647 shares of Common Stock issuable upon conversion of 10,000,000 shares of Mandatory Convertible Preferred Stock on account of unpaid dividends, based on the initial floor price of $28.63 per share of Common Stock, as described in the prospectus supplement relating to the registration statement to which this exhibit is attached. Under Rule 416, the number of shares of Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. Additionally, under Rule 457(i), there is no additional filing fee payable with respect to the shares of Common Stock issuable upon conversion of the Mandatory Convertible Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege or upon mandatory conversion.